Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of group’s principal subsidiaries
	Percentage of	Date of	Place of Incorporation/
Major subsidiaries	Ownership	Incorporation	Acquisition	Major Operation
Changhe Bio-Medical Technology (Yangzhou) Co., Ltd.	100%	March 2010	the PRC	Cancer screening and detection tests
Changwei System Technology (Shanghai) Co., Ltd.**	100%	March 2011	the PRC	Research and development
AnPac Bio-Medical Technology (Lishui) Co., Ltd. (“AnPac Lishui”)	100%	October 2012	the PRC	Cancer screening detection tests and device manufacturing
AnPac Bio-Medical Technology (Shanghai) Co., Ltd.	100%	April 2014	the PRC	Cancer screening and detection tests
AnPac Technology USA Co., Ltd. (“AnPac US”)	100%	September 2015	the U.S.	Clinical trials for research on cancer screening and detection tests
Lishui AnPac Medical Laboratory Co., Ltd.	100%	July 2016	the PRC	Cancer screening and detection tests
Shiji (Hainan) Medical Technology Ltd.	100%	March 2013	the PRC	Cancer screening and detection research
Shanghai Muqing AnPac Health Technology Co., Ltd. (“AnPac Muqing”)*	51%	March 2019	the PRC	Cancer screening and detection tests
Anpai (Shanghai) Healthcare Management and Consulting Co., Ltd.	60%	August 15, 2021	the PRC	Cancer screening and detection tests
Fresh 2 Technology Inc. (“Fresh2”)	100%	October 4, 2022	USA	B2B e-commerce